Business Acquisitions	12 Months Ended
Dec. 31, 2020
Benson Hill, Inc
Business Acquisition [Line Items]
Business Acquisitions

3. Business Acquisitions

Acquisition of Dakota Dry Bean

On December 21, 2018, we completed the acquisition of Dakota Dry Bean (DDB) for total cash consideration of $22,711. DDB is a leading processor of pea starch, pea flour, pea protein, and barley with processing locations in North Dakota and Minnesota. The acquisition of DDB was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
December 21, 2018
Assets:
Accounts receivable	$5,672
Inventory	1,248
Prepaid expenses and other assets	155
Property and equipment	15,037
Right-of-use asset	331
Identified intangible assets	3,574
Goodwill	3,193
Total assets acquired	29,210
Liabilities:
Accounts payable	2,086
Accrued liabilities	797
Revolving line of credit	1,248
Lease liability	331
Long-term debt	1,817
Deferred tax liability	220
Total liabilities assumed	6,499
Total purchase price	$22,711

Goodwill largely consists of expected growth synergies through the commercialization of our innovative technologies and expansion of distribution channels. Identified intangible assets consist of customer relationships, trade name, and an employee agreement of $2,433, $705, and $436, respectively.

Effective December 21, 2018, results from the operations of DDB have been included on our consolidated statement of operations and comprehensive loss. For the year ended December 31, 2018, $709 of revenue was included in the consolidated statement of operations and comprehensive loss.

The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2018, would have resulted in reported revenues and a net loss of $46,919 and ($18,231), respectively. For purposes of the pro forma disclosures, the pro forma adjustments primarily include $526 of costs attributable to the acquisition. The unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results of operations would have been had the Company completed the acquisition on the date assumed, nor is it necessarily indicative of the results of operations that may be expected in future periods.

Acquisition of SGI Genetics, Inc.

On February 7, 2019, we completed the acquisition of certain assets and the assumption of certain liabilities of SGI Genetics, Inc. and Schillinger Genetics, Inc. (collectively, SGI) for total cash consideration of $13,814. The acquisition of SGI was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
February 7, 2019
Assets:
Accounts receivable	$247
Inventory	70
Property and equipment	785
Right-of-use asset	33
IPRD	4,710
Goodwill	9,260
Total assets acquired	15,105
Liabilities:
Accounts payable	1,047
Lease liability	33
Deferred revenue	211
Total liabilities assumed	1,291
Total purchase price	$13,814

IPRD assets, which consist of seed germplasm, are amortized over the estimated useful life of the assets upon successful completion of the related projects. Completion of the related projects is expected to occur over the next four years. Goodwill largely consists of expected growth synergies through the commercialization of acquired seed germplasm.

Effective February 7, 2019, results from the operations of SGI have been included on our consolidated statement of operations and comprehensive loss. Results prior to the acquisition in 2019 were immaterial to the Company’s consolidated financial results.

Acquisition of J&J Produce, Inc.

On May 31, 2019, the Company completed the acquisition of J&J Produce, Inc. and J&J Southern Farms, Inc. (collectively, J&J) for total cash consideration of $14,258, including a fixed deferred payment of $1,250 that remains outstanding at December 31, 2020, and is recorded within accrued expenses (see Note 21 — Commitments and Contingencies). J&J is a producer and distributor of farmed products, including fruits and vegetables. The acquisition of J&J was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
May 31, 2019
Assets:
Accounts receivable	$7,827
Inventory	1,814
Prepaid expenses and other assets	612
Property and equipment	4,033
Right-of-use asset	1,345
Identified intangible assets	8,950
Goodwill	1,878
Total assets acquired	26,459
Liabilities:
Accounts payable	8,294
Lease liability	1,345
Accrued liabilities	2,562
Total liabilities assumed	12,201
Total purchase price	$14,258

Goodwill largely consists of expected growth synergies through the commercialization of the Company’s innovative technologies and expansion of distribution channels. Identified intangible assets consist of customer relationships and trade name of $7,310 and $1,640, respectively.

Effective May 31, 2019, results from the operations of J&J have been included on our consolidated statement of operations and comprehensive loss and incorporated in our Fresh reporting unit. For the year ended December 31, 2019, $28,573 of revenue was included in the consolidated statement of operations and comprehensive loss.

The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2019, would have resulted in reported revenues and a net loss of $109,937 and ($40,786), respectively. For purposes of the pro forma disclosures, the pro forma adjustments primarily include $1,343 of costs attributable to the acquisition and amortization of acquired intangibles of $348. The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2018, would have resulted in reported revenues and a net loss of $70,802 and ($23,928), respectively. The unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results of operations would have been had the Company completed the acquisition on the date assumed, nor is it necessarily indicative of the results of operations that may be expected in future periods.

In conjunction with all acquisitions we incurred $4,010 and $526 of acquisition-related costs, including legal and accounting fees, during 2019 and 2018, respectively. These costs were recorded in selling, general, and administrative expenses.